Consolidated Statements Financial Position ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents	₪ 32,906	$ 8,780	₪ 465,739
Short-term deposits and investments	9,207	2,457	10,495
Other receivables	2,857	762	7,222
Current assets	44,970	11,999	483,456
NON-CURRENT ASSETS
Trading property			492,619
Deposits, receivables and other investments	42,185	11,255	34,874
Investments in associates and joint venture	82,431	21,993	5,592
Financial asset through profit and loss	86,262	23,016
Property, plant and equipment, net	76	20	830
Non-current assets	210,954	56,284	533,915
Assets	255,924	68,283	1,017,371
CURRENT LIABILITIES
Current maturities of long term borrowings and short-term credits	136,028	36,293	780,861
Suppliers and service providers			2,720
Payables and other credit balances	18,535	4,945	63,293
Current liabilities	154,563	41,238	846,874
NON-CURRENT LIABILITIES
Borrowings	144,564	38,571	243,311
Other financial liability	16,054	4,283
Other liabilities	870	232	75,970
Non-current liabilities	161,488	43,086	319,281
COMMITMENTS, CONTINGENCIES, LIENS AND COLLATERALS
SHAREHOLDERS' EQUITY
Share capital and share premium	1,105,974	295,084	1,105,974
Reserves	(200,077)	(53,382)	(870,043)
Retained losses	(945,592)	(252,292)	(430,366)
Attributable to equity holders of the Company	(39,695)	(10,590)	(194,435)
Non-controlling interest	(20,432)	(5,451)	45,651
Equity	(60,127)	(16,041)	(148,784)
Equity and liabilities	₪ 255,924	$ 68,283	₪ 1,017,371